Inventories (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Finished products	₪ 55,796	$ 15,688		₪ 50,498
Inventory in transit	17,018	4,834		9,969
Less - Provision of slow-moving inventory	(885)	(88)		(939)
Total Inventories	₪ 71,929	$ 20,434	[1]	₪ 59,528

[1]	Convenience Translation into US Dollars.